Convertible Preferred Stock And Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Groop Internet Platform Inc [Member]
Summary of Convertible preferred stock
Convertible preferred stock consists of the following:

	March 31, 2021 and December 31, 2020
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Seed	$0.3275	3,435,000	3,434,999	$1,112	$1,125
Seed-1	0.3036	7,812,250	7,812,248	2,340	2,372
Seed-2	0.3624	3,311,260	3,311,260	1,150	1,200
Series A	0.5842	16,014,920	16,014,920	9,316	9,356
Series B	1.0413	14,741,184	14,405,065	14,934	15,000
Series C	1.5839	19,761,349	19,761,349	31,226	31,300
Series D	2.7515	19,313,201	18,655,974	51,204	51,332

Total		84,389,164	83,395,815	$111,282	$111,685

Convertible preferred stock consists of the following:

	December 31, 2020 and 2019
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Seed	$0.3275	3,435,000	3,434,999	$1,112	$1,125
Seed-1	0.3036	7,812,250	7,812,248	2,340	2,372
Seed-2	0.3624	3,311,260	3,311,260	1,150	1,200
Series A	0.5842	16,014,920	16,014,920	9,316	9,356
Series B	1.0413	14,741,184	14,405,065	14,934	15,000
Series C	1.5839	19,761,349	19,761,349	31,226	31,300
Series D	2.7515	19,313,201	18,655,974	51,204	51,332

Total		84,389,164	83,395,815	$111,282	$111,685